Contingencies, commitments and restrictions on the distribution of profits - Italy Concession Agreement (Details) - Italy - TA Concession Agreement € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) installment item kg	Dec. 31, 2023 EUR (€)
Contingencies, commitments and restrictions on the distribution of profits
Concession agreement extension period	40 years
Number of passenger considered for each unit | item	1
Volume of goods considered for each unit | kg	100
Number of installments | installment	2
Surety provided to third parties	€ 10.4	€ 10.8
Toscana Aeroporti S.p.A.
Contingencies, commitments and restrictions on the distribution of profits
Amount of insurance policy to cover property damages, business interruptions and airport liabilities	€ 882.0